UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08062

Nicholas Equity Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2007

Date of reporting period: 09/30/2006

Item 1. Report to Stockholders.

November 2006

Report to Fellow Shareholders:

For the first six months of the fiscal year ending March 31, 2007, Nicholas Equity Income Fund, Inc. – Class I produced a return of 5.28% compared to 4.14% for the S&P 500 Index. The comparison to its benchmark for the one-year period is slightly unfavorable. For the three- and five-year periods, the comparisons are favorable. At September 30 2006, the Nicholas Equity Income Fund - Class I distribution rate and 30-day SEC yield were 2.41% and 2.72%, respectively which were above the S&P 500’s indicated dividend yield of 1.85%.

Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2006.

		Average Annual Total Return
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Equity Income Fund, Inc. – Class I	5.28%	9.95%	13.89%	8.59%	5.87%
Nicholas Equity Income Fund, Inc. – Class N (linked to Class I)	5.19%	9.61%	13.68%	8.47%	5.81%
Standard & Poor’s 500 Index	4.14%	10.79%	12.30%	6.97%	8.59%
Consumer Price Index	1.45%	2.06%	3.09%	2.62%	2.54%
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. – Class I	$10,528	$10,995	$14,774	$15,101	$17,682
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. – Class N (linked to Class I)	$10,519	$10,961	$14,692	$15,017	$17,583

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.html.

Investment performance for the Fund reflects voluntary fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Fund is net of expenses, the market indices are gross of fees. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005; therefore the average annual total returns presented for the periods shown include the performance of the original class of shares, Class I, prior to February 28, 2005. Annual returns will differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

At September 30, 2006, the Fund held 40 stocks and the cash position was 6.9%. All the stocks in the portfolio pay dividends and many have raised their dividends periodically as their earnings improved. The Fund’s top five holdings, as a percentage of the portfolio, were Crosstex Energy, Kayne Anderson MLP, ServiceMaster, UST, and Chevron. These five holdings represented 19% of the Fund’s portfolio. Year-to-date (from January 1, 2006) price appreciation that helped the Fund occurred in Crosstex Energy (+41%), VF Corp. (+34%), UST (+32%), Health Care Property (+21%) and Kayne Anderson MLP (+20%). On the downside, the following stock price depreciation hurt performance: Pentair (-23%), Mercury General Corporation (-14%), SUPERVALU (-9%), CharterMac (-4%) and American National Insurance (-3%). In terms of industries, financials were approximately 20% of the portfolio, energy was 18%, industrials were 13%, consumer discretionary was 13% and consumer staples were 13%.

Real gross domestic product (GDP) rose just 1.6% in the third quarter, well below expectations. The GDP deflator slowed from 3.3% in the second quarter to 1.8% in the third quarter, again well below expectations. Short-term interest rates have stabilized while long-term rates have been declining with the 10-year Treasury yield at 4.59%. Third quarter profits have been strong. Plummeting housing construction is part of the reason economic activity is decelerating. All of this suggests soft economic growth ahead and perhaps a mid-cycle slowdown. It also suggests a greater likelihood the Federal Reserve Board will ease credit sometime in 2007 to avoid the possibility of recession.

We believe prices are at reasonable levels with regard to the stock market – not cheap or expensive. Money is plentiful, and opportunities to make sound investments are available. Since the market adores declining and lower interest rates, and as long as the economy is not headed into recession, management is sanguine on the stock market outlook.

Thank you for your continued interest in the Fund.

Sincerely,

Albert O. Nicholas David O. Nicholas

Co-Portfolio Manager Co-Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Additionally, the Fund may invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for long-term debt securities.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Consumer Price Index represents changes in prices of all goods and services purchased for consumption by urban households. One cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return and yield would be reduced.

The Fund's Class I distribution rate is calculated by dividing the sum of the Class I net investment income distributions paid during the one-year period ending at the date of the reporting period by the Class I net asset value per share at the end of the reporting period. The indicated dividend yield for the S&P 500 is an indexed figure based on the annual dividend rate for each stock in the Index.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (11/06)

Financial Highlights Class I (NSEIX)
For a share outstanding throughout each period
--------------------------------------------------------------------------------------------------------------------
                                             Six Months
                                                Ended                        Year Ended March 31,
                                             09/30/2006      ----------------------------------------------------
                                             (unaudited)      2006       2005       2004       2003      2002
                                            ------------     ------     ------     ------     -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD ......     $13.66       $13.58     $12.45     $ 9.02      $12.66    $11.20
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income ..................        .19          .33(1)     .30        .16         .18       .18
   Net gain (loss) on securities
    (realized and unrealized) .............        .52          .56(1)    1.04       3.42       (3.63)     1.45
                                                ------       ------     ------     ------     -------    ------
      Total from investment operations ....        .71          .89       1.34       3.58       (3.45)     1.63
                                                ------       ------     ------     ------     -------    ------
   LESS DISTRIBUTIONS
   From net investment income .............       (.17)        (.38)      (.21)      (.15)       (.19)     (.17)
   From and in excess of
    net capital gain ......................        .00(2)      (.43)        --         --          --        --
                                                ------       ------     ------     ------     -------    ------
      Total distributions .................       (.17)        (.81)      (.21)      (.15)       (.19)     (.17)
                                                ------       ------     ------     ------     -------    ------
NET ASSET VALUE, END OF PERIOD ............     $14.20       $13.66     $13.58     $12.45      $ 9.02    $12.66
                                                ------       ------     ------     ------     -------    ------
                                                ------       ------     ------     ------     -------    ------
TOTAL RETURN ..............................      5.28%(3)     6.96%     10.89%     39.93%    (27.42)%    14.72%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) ......      $31.0        $29.0      $27.7      $21.7       $15.7     $19.4
Ratio of expenses to
 average net assets .......................       .90%(4)      .90%       .90%       .90%        .90%      .90%
Ratio of net investment income
 to average net assets ... ................      2.82%(4)     2.49%      2.36%      1.48%       1.74%     1.52%
Portfolio turnover rate ...................     42.93%(4)    27.84%     45.50%     42.73%      57.15%    49.10%
Absent reimbursement of
 expenses by Adviser -
Ratio of expenses to
 average net assets .......................      1.32%(4)     1.37%      1.37%      1.15%       1.16%     1.25%
Ratio of net investment income to
 average net assets .......................      2.40%(4)     2.02%      1.89%      1.23%       1.48%     1.17%
(1) Computed based on average shares outstanding.
(2) The amount rounds to $0.00, actual amount $0.0022.
(3) Not annualized.
(4) Annualized.
              The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNEIX)
For a share outstanding throughout each period
----------------------------------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                           Period from
                                              09/30/2006       Year Ended      02/28/2005(1)
                                              (unaudited)    March 31, 2006    to 03/31/2005
                                              -----------    --------------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD .......     $13.63          $13.58           $13.74
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income ...................        .18             .28(2)           .08
   Net gain on securities
    (realized and unrealized) ..............        .52             .55(2)          (.24)
                                                 ------          ------           ------
        Total from investment operations ...        .70             .83             (.16)
                                                 ------          ------           ------
   LESS DISTRIBUTIONS
   From net investment income ..............       (.16)           (.35)              --
   From and in excess of net capital gain ..        .00(3)         (.43)              --
                                                 ------          ------           ------
        Total distributions ................       (.16)           (.78)              --
                                                 ------          ------           ------
NET ASSET VALUE, END OF PERIOD .............     $14.17          $13.63           $13.58
                                                 ------          ------           ------
                                                 ------          ------           ------
TOTAL RETURN ...............................      5.19%(4)        6.44%          (1.16)%(4)
SUPPLEMENTAL DATA:
Net assets, end of period (thousands).......     $100.0           $85.7             $1.0
Ratio of expenses to average
 net assets ................................      1.25%(5)        1.25%            1.25%(5)
Ratio of net investment income
 to average net assets .....................      2.48%(5)        2.13%              N/A(6)
Portfolio turnover rate ....................     42.93%(5)       27.84%           45.50%
Absent reimbursement of
 expenses by Adviser -
Ratio of expenses to average net
 assets ....................................      1.67%(5)        1.73%            1.72%(5)
Ratio of net investment income to
 average net assets ........................      2.06%(5)        1.66%              N/A(6)
(1) Commencement of operations.
(2) Computed based on average shares outstanding.
(3) The amount rounds to $0.00, actual amount $0.0022.
(4) Not annualized.
(5) Annualized.
(6) The ratio of net investment income to average net assets is not shown due to the short period of existence.

                   The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Crosstex Energy, Inc. .....................................     4.90%
        Kayne Anderson MLP Investment Company .....................     3.58%
        ServiceMaster Company (The) ...............................     3.25%
        UST Inc. ..................................................     3.18%
        Chevron Corporation .......................................     3.13%
        Anheuser-Busch Companies, Inc. ............................     3.06%
        Health Care Property Investors, Inc. ......................     3.00%
        Hiland Holdings GP, LP ....................................     2.92%
        Duke Energy Corporation ...................................     2.92%
        Minnesota Mining & Manufacturing Company ..................     2.87%
                                                                       ------
        Total of top ten ..........................................    32.81%
                                                                       ------
                                                                       ------

-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Financials ................................................    20.27%
        Energy ....................................................    17.57%
        Industrials ...............................................    13.17%
        Consumer Discretionary ....................................    12.80%
        Consumer Staples ..........................................    12.71%
        Materials .................................................     8.68%
        Utilities .................................................     4.86%
        Telecommunication Services ................................     4.52%
        Short-Term Investments ....................................     3.25%
        Health Care ...............................................     2.17%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
Class I
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       03/31/06         09/30/06       04/01/06 - 09/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,052.80              $4.61
        Hypothetical   1,000.00          1,020.51               4.53
         (5% return before expenses)
        * Expenses are equal to the Class I six-month annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Class N
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       03/31/06         09/30/06       04/01/06 - 09/30/06
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,051.90              $6.39
        Hypothetical   1,000.00          1,018.77               6.29
         (5% return before expenses)
        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182 then divided by 365  to reflect the one-half year period.

Schedule of Investments
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                             Value
 ---------                                                        -----------
COMMON STOCKS -- 93.21%
           Consumer Discretionary - Auto & Components -- 2.31%
  10,000   Johnson Controls, Inc.                                 $   717,400
                                                                  -----------
           Consumer Discretionary -
            Consumer Durables & Apparel -- 6.77%
   8,000   Fortune Brands, Inc.                                       600,880
  10,000   V.F. Corporation                                           729,500
  34,600   Weyco Group, Inc.                                          774,002
                                                                  -----------
                                                                    2,104,382
                                                                  -----------
           Consumer Discretionary - Services -- 3.25%
  90,000   ServiceMaster Company (The)                              1,008,900
                                                                  -----------
           Consumer Staples - Food,
            Beverage & Tobacco -- 9.96%
  10,000   Altria Group, Inc.                                         765,500
  20,000   Anheuser-Busch Companies, Inc.                             950,200
   8,176   J.M. Smucker Company (The)                                 392,039
  18,000   UST Inc.                                                   986,940
                                                                  -----------
                                                                    3,094,679
                                                                  -----------
           Consumer Staples - Food & Staple Retail -- 2.29%
  24,000   SUPERVALU INC.                                             711,600
                                                                  -----------
           Energy - 16.93%
  15,000   Chevron Corporation                                        972,900
  17,000   Crosstex Energy, Inc.                                    1,522,690
  45,400   Hiland Holdings GP, LP                                     908,454
  30,000   Kayne Anderson Energy Total Return Fund, Inc.              743,700
  40,000   Kayne Anderson MLP Investment Company                    1,113,600
                                                                  -----------
                                                                    5,261,344
                                                                  -----------
           Financials - Banks -- 5.09%
  20,000   Associated Banc-Corp                                       650,000
  30,000   CharterMac                                                 598,800
  10,000   U.S. Bancorp                                               332,200
                                                                  -----------
                                                                    1,581,000
                                                                  -----------
           Financials - Insurance -- 6.59%
   5,000   American National Insurance Company                        579,500
  11,676   Lincoln National Corporation                               724,846
  15,000   Mercury General Corporation                                744,150
                                                                  -----------
                                                                    2,048,496
                                                                  -----------
           Financials - Real Estate -- 7.85%
  30,000   Health Care Property Investors, Inc.                       931,500
  38,100   National Health Realty, Inc.                               758,571
  22,000   Plum Creek Timber Company, Inc.                            748,880
                                                                  -----------
                                                                    2,438,951
                                                                  -----------
           Health Care - Pharmaceuticals
            & Biotechnology -- 2.09%
  10,000   Johnson & Johnson                                          649,400
                                                                  -----------
           Industrials - Capital Goods -- 10.92%
  12,000   3M Company                                                 893,040
  20,000   Briggs & Stratton Corporation                              551,000
  16,000   CLARCOR Inc.                                               487,840
   8,000   Illinois Tool Works Inc.                                   359,200
  14,000   Pentair, Inc.                                              366,660
  11,000   W.W. Grainger, Inc.                                        737,220
                                                                  -----------
                                                                    3,394,960
                                                                  -----------
           Industrials - Commercial Services
            & Supplies -- 1.76%
  15,000   John H. Harland Company                                    546,750
                                                                  -----------
           Materials -- 8.37%
   6,000   AptarGroup, Inc.                                           305,280
  25,000   Bemis Company, Inc.                                        821,500
  36,000   RPM International, Inc.                                    683,640
  27,000   STEPAN COMPANY                                             789,210
                                                                  -----------
                                                                    2,599,630
                                                                  -----------
           Telecommunication Services -- 4.35%
  20,000   AT&T Inc.                                                  651,200
  50,000   Citizens Communications Company                            702,000
                                                                  -----------
                                                                    1,353,200
                                                                  -----------
           Utilities -- 4.68%
  30,000   Duke Energy Corporation                                    906,000
  35,000   TECO Energy, Inc.                                          547,750
                                                                  -----------
                                                                    1,453,750
                                                                  -----------
                TOTAL COMMON STOCKS
                 (cost $23,200,917)                                28,964,442
                                                                  -----------
SHORT-TERM INVESTMENTS -- 3.13%
           Commercial Paper -- 2.01%
$250,000   Fiserv, Inc.
            10/02/06, 5.34%                                           250,000
 275,000   Marshall & Ilsley Corporation
            10/02/06, 5.24%                                           275,000
 100,000   Walt Disney Company (The)
            10/30/06, 5.29%                                            99,588
                                                                  -----------
                                                                      624,588
                                                                  -----------
           Variable Rate Security -- 1.12%
 347,697   Wisconsin Corporate Central Credit Union(1)
            10/02/06, 4.99%                                           347,697
                                                                  -----------
                TOTAL SHORT-TERM INVESTMENTS
                 (cost $972,285)                                      972,285
                                                                  -----------
                TOTAL INVESTMENTS
                 (cost $24,173,202) -- 96.34%:                      29,936,727
                                                                   -----------
           OTHER ASSETS, NET OF LIABILITIES -- 3.66%                 1,138,578
                                                                   -----------
                TOTAL NET ASSETS
                 (basis of perentages disclosed above) -- 100%     $31,075,305
                                                                   -----------
                                                                   -----------
(1) Subject to a demand feature as defined by the Securities and Exchange
Commission.
The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $24,173,202) .....    $29,936,727
                                                                   -----------
    Receivables -
         Investment securities sold ...........................      1,160,318
         Dividend and interest ................................         56,065
                                                                   -----------
              Total receivables ...............................      1,216,383
                                                                   -----------
    Other .....................................................          2,942
                                                                   -----------
              Total assets ....................................     31,156,052
                                                                   -----------
LIABILITIES
    Payables -
         Due to adviser -
              Management fee ..................................         40,998
              Accounting and administrative fee ...............          4,247
         12b-1 and servicing fee ..............................            310
         Other payables and accrued expense ...................         35,192
                                                                   -----------
              Total liabilities ...............................         80,747
                                                                   -----------
              Total net assets ................................    $31,075,305
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF
    Paid in capital ...........................................    $24,625,947
    Net unrealized appreciation on investments ................      5,763,525
    Accumulated undistributed
     net realized gain on investments .........................        472,747
    Accumulated undistributed net investment income ...........        213,086
                                                                   -----------
              Total net assets ................................    $31,075,305
                                                                   -----------
                                                                   -----------
Class I:
Net assets ....................................................    $30,975 312
Shares outstanding ............................................      2,180,685
NET ASSET VALUE PER SHARE ($.0001 par value,
 250,000,000 shares authorized),
 offering price and redemption price ..........................         $14.20
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................        $99,993
Shares outstanding ............................................          7,057
NET ASSET VALUE PER SHARE ($.0001 par value,
 250,000,000 shares authorized),
 offering price and redemption price ..........................         $14.17
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended September 30, 2006 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................     $  507,627
    Interest ..................................................         41,532
                                                                    ----------
         Total income .........................................        549,159
                                                                    ----------
EXPENSES
    Management fee ............................................        103,286
    Accounting and administrative fees ........................         24,932
    Registration fees .........................................         18,876
    Audit and tax fees ........................................         12,500
    Transfer agent fees .......................................         12,077
    Legal fees ................................................          8,424
    Accounting system and pricing service fees ................          4,538
    Directors' fees ...........................................          2,794
    Printing ..................................................          2,260
    Insurance .................................................            831
    Custodian fees ............................................            725
    Postage and mailing .......................................            653
    Telephone .................................................            151
    12b-1 fees - Class N ......................................            111
    Servicing fees - Class N ..................................             44
    Other operating expenses ..................................          3,037
                                                                    ----------
         Total expenses before reimbursement ..................        195,239
                                                                    ----------
         Reimbursement of expenses by adviser (Note 2) ........        (62,288)
                                                                    ----------
         Total expenses after reimbursement ...................        132,951
                                                                    ----------
         Net investment income ................................        416,208
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS ..............................        748,991
                                                                    ----------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................        380,117
                                                                    ----------
    Net realized and unrealized gain on investments ...........      1,129,109
                                                                    ----------
    Net increase in net assets resulting from operations ......     $1,545,316
                                                                    ----------
                                                                    ----------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2006 (unaudited) and the year ended
March 31, 2006
-------------------------------------------------------------------------------
                                           Six months ended
                                              09/30/2006              2006
                                             -------------       -------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ..................   $   416,208         $   701,062
    Net realized gain on investments .......       748,991             281,656
    Change in net unrealized
     appreciation/depreciation
     on investments ........................       380,117             913,002
                                               -----------         -----------
         Net increase in net assets
          resulting from operations ........     1,545,316           1,895,720
                                               -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...      (367,635)           (798,922)
    From net realized gain
     on investments - Class I ..............        (4,683)           (883,251)
    From net investment income - Class N ...        (1,036)             (1,209)
    From net realized gain
     on investments - Class N ..............           (14)             (1,374)
                                               -----------         -----------
         Total distributions ...............      (373,368)         (1,684,756)
                                               -----------         -----------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (148,599 and 173,776
     shares, respectively) .................     2,051,695           2,323,490
    Reinvestment of distributions - Class I
     (26,026 and 123,319
     shares, respectively) .................       357,567           1,610,852
    Cost of shares redeemed - Class I
     (119,980 and 209,632
     shares, respectively) .................    (1,639,875)         (2,796,605)
    Proceeds from shares issued - Class N
     (1,934 and 6,685
     shares, respectively) .................        26,639              89,505
    Reinvestment of distributions - Class N
     (75 and 193
     shares, respectively) .................         1,031               2,414
    Cost of shares redeemed - Class N
     (1,240 and 663
     shares, respectively) .................       (16,980)             (8,880)
                                               -----------         -----------
         Increase in net assets
          derived from capital share
          transactions .....................       780,077           1,220,776
                                               -----------         -----------
         Total increase in net assets ......     1,952,025           1,431,740
                                               -----------         -----------
NET ASSETS
    Beginning of period ....................    29,123,280          27,691,540
                                               -----------         -----------
    End of period (including accumulated
     undistributed net investment income
     of $213,086 and $165,549,
     respectively) .........................   $31,075,305         $29,123,280
                                               -----------         -----------
                                               -----------         -----------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2006 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Equity Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration.  Effective February
    28, 2005, the Fund issued a new class of shares, Class N and renamed the existing class as Class I.  Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions for financial statement purposes are recorded on trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.
    (e)  Distributions from net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         September 30, 2006, no reclassifications were recorded.
         The tax character of distributions paid during the six months ended
         September 30, 2006 and the year ended March 31, 2006 were as follows:
                                            09/30/2006        03/31/2006
                                            ----------        ----------
              Distributions paid from:
              Ordinary income ............   $368,671         $  800,131
              Long-term capital gain .....      4,697            884,625
                                             --------         ----------
              Total distributions paid ...   $373,368         $1,684,756
                                             --------         ----------
                                             --------         ----------
         As of September 30, 2006 investment cost for federal tax purposes was
         $24,173,202 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $ 5,950,797
              Unrealized depreciation .......................    (187,272)
                                                              -----------
              Net unrealized appreciation ...................   5,763,525
                                                              -----------
              Undistributed ordinary income .................     213,086
              Accumulated undistributed net realized
               capital gain .................................     472,747
              Paid in capital ...............................  24,625,947
                                                              -----------
              Net assets .................................... $31,075,305
                                                              -----------
                                                              -----------
         There were no differences between the book-basis and tax-basis components of net assets.
         As of September 30, 2006, the Fund has no capital loss carryforward.
         As of September 30, 2006, the Fund realized no post-October losses for tax purposes.
         As of September 30, 2006, the Fund had no tax deferral of wash loss sales.
    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .70% of the average net asset value up to and including $50 million and .60% of the average net asset value in excess of $50 million.  The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of .90% of annual average net assets for Class I and 1.25% for Class N.  Under this agreement the Adviser reimbursed $62,288 during the period ended
         September 30, 2006.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $24,932 for accounting and administrative services during the period ended September 30, 2006.
    (b)  Independent Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $6,174 for the period ended September 30, 2006 for legal services rendered by this law firm.
(3) Investment Transactions --
    For the period ended September 30, 2006, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $6,538,442 and $6,003,728, respectively.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
November 23, 1993 (1) ..  $10.00        $  --           $  --             --            $10,000
March 31, 1994 .........   10.04         0.0133            --            14.4 times      10,053
March 31, 1995 .........   10.56         0.2810            --            14.6            10,871
March 31, 1996 .........   12.35         0.3370            --            16.8            13,111
March 31, 1997 .........   12.27         0.4527          0.5483          15.9            14,138
March 31, 1998 .........   14.35         0.5014          0.6586          23.0            18,072
March 31, 1999 .........   12.32         0.4843          0.3278          22.0            16,509
March 31, 2000 .........   11.10         0.4447          0.2392          20.6            15,816
March 31, 2001 .........   11.20         0.1980            --            21.0            16,250
March 31, 2002 .........   12.66         0.1697            --            22.4            18,642
March 31, 2003 .........    9.02         0.1920            --            15.6            13,531
March 31, 2004 .........   12.45         0.1486            --            16.1            18,933
March 31, 2005 .........   13.58         0.2120            --            21.0            20,995
March 31, 2006 .........   13.66         0.3843          0.4259          16.8            22,456
September 30, 2006 .....   14.20         0.1722 (a)      0.0022 (b)      18.6            23,640

Class N
February 28, 2005 (1) ..  $13.74        $  --           $  --            18.3 times     $10,000
March 31, 2005 .........   13.58           --              --            21.0             9,884
March 31, 2006 .........   13.63         0.3486          0.4259          16.8            10,521
September 30, 2006 .....   14.17         0.1595 (a)      0.0022 (b)      18.6            11,067

(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid on May 5, 2006, $0.0776 and $0.0765 to respective Class I and Class N shareholders of record on May 4, 2006.
    Paid on July 27, 2006, $0.0946 and $0.0830 to respective Class I and Class N shareholders of record on July 26, 2006.
(b) Paid $0.0022 on May 5, 2006 to shareholders of record on May 4, 2006.

   Range in quarter end price/earnings ratios
         High                        Low
----------------------     -----------------------
December 31,2000  23.7     December 31, 1994  13.9

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In April 2006, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through April 2007.  In connection with renewal of the Investment Advisory
Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by Adviser or adopted by the
Board.  For the fiscal year ended March 31, 2006, the management fee was 0.70%
and the Class I and Class N total expense ratios (including the management fee)
were 1.37% and 1.73%, respectively.  However, during the fiscal year ended
March 31, 2006, the Adviser voluntarily absorbed the Class I and Class N expenses, including the advisory fee, in excess of 0.90% and 1.25%, respectively, of the average net assets of the each Class on an annual basis.
In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group: (i) the Fund's expense ratio, which was the second lowest compared to the overall peer group; (ii) the Fund's performance on a short-term and long-term basis; (iii) the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices, including the
Standard & Poor's 500 Index; and (v) the range and quality of the services offered by the Adviser.  The peer group fund data included mid- and large-cap blend and value funds with a prospective objective of equity income and with similar asset sizes.  In terms of the peer group data used for performance comparisons, the Fund’s Class I was ranked 13th, 8th, 3rd and 13th out of 13 funds for the one-, three-, five- and ten-year periods ending March 31, 2006.
The Fund had the highest 12 month yield relative to its peers.
The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement. The Board concluded that the nature and extent of the services to be provided were appropriate and that the Adviser had historically provided such services in accordance with the Board’s expectations and the terms of the Advisory Agreement. Turning to the quality of services provided, the Board considered the Adviser’s portfolio management capabilities and the scope and quality of its research capacity.  The Board also considered the Adviser’s experience in fund accounting, administration and regulatory compliance.  The Board agreed that historically the quality of services provided by the Adviser were of high quality and consistent with the terms of the Advisory Agreement and the needs of the Fund.
The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund’s performance relative to peer funds and its benchmarks. The Board reviewed the actual and relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the
Fund's fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been on an upward trend.
The Board considered the cost of services provided by the Adviser. The Board expressed the opinion that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.
The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund. The Board expressed general satisfaction with the Fund's performance, management's control of expenses and the level of the management fee for the Fund and the overall quantity and quality of services provided by the Adviser.  The Board discussed with management strategies for improving the Fund's performance over time, and was satisfied that the Adviser has implemented proactive adjustments to investment strategies to increase future returns.
Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.
Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas Equity Income Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP
*     Coverdell Education Accounts
*     Profit Sharing Plan
*     Automatic Investment Plan
*     Direct Deposit of Dividend and Capital Gain Distributions
*     Systematic Withdrawal Plan with Direct Deposit
*     Monthly Automatic Exchange between Funds
*     Telephone Redemption
*     Telephone Exchange
*     24-hour Automated Account Information (1-800-544-6547)
*     24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                       NICHOLAS EQUITY INCOME FUND, INC.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
September 30, 2006

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2006

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date:  11/29/2006